GAMING SUBCONCESSION, NET (Tables)	12 Months Ended
Dec. 31, 2017
Text Block [Abstract]
Schedule of Gaming Subconcession, Net

	December 31,
	2017	2016
Deemed cost	$900,000	$900,000
Less: accumulated amortization	(643,917)	(586,680)

Gaming subconcession, net	$256,083	$313,320